Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 5,469	₨ 4,961
Operating tax loss carry forward	3,567	4,020
Unrecognized Deferred Tax Assets And Liabilities	₨ 9,036	₨ 8,981